Document and Entity Information	3 Months Ended
Sep. 30, 2016
Document And Entity Information
Entity Registrant Name	Function(x) Inc.
Entity Central Index Key	0000725876
Document Type	S-1/A
Document Period End Date	Sep. 30, 2016
Amendment Flag	true
Amendment Description	Updated for Q1 2017 financial statements
Current Fiscal Year End Date	--06-30
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company